Acquisitions	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Acquisitions

Note 3 – Acquisitions

Fiscal 2022 Acquisitions

On February 26, 2021, Descartes acquired all of the shares of VitaDex Solutions, LLC, doing business as QuestaWeb (“QuestaWeb”), a US-based provider of foreign trade zone and customs compliance solutions.The purchase price for the acquisition was approximately $35.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended January 31, 2022 with no adjustments.

On May 7, 2021, Descartes acquired all of the shares of Portrix Logistics Software GmbH (“Portrix”), a provider of multimodal rate management solutions for logistics services providers. The purchase price for the acquisition was approximately $25.2 million (EUR 20.7 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before May 7, 2022.

On July 8, 2021, Descartes acquired all of the shares of GreenMile, LLC (“GreenMile”), a provider of cloud-based mobile route execution solutions for food, beverage, and broader distribution verticals. The purchase price for the acquisition was approximately $29.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $10.0 million in cash is payable if certain revenue performance targets are met by GreenMile in the two years following the acquisition. The fair value of the contingent consideration was valued at $3.3 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before July 8, 2022.

For the businesses acquired during fiscal 2022, we incurred acquisition-related costs of $0.9 million for the year ended January 31, 2022, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended January 31, 2022, we have recognized aggregate revenues of $12.0 million, respectively, and a net loss of $1.3 million from QuestaWeb, Portrix and GreenMile since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for QuestaWeb and the preliminary purchase price allocations for Portrix and GreenMile, which have not been finalized, are as follows:

	QuestaWeb	Portrix	Green Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)

Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represent our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocations, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

The goodwill on the QuestaWeb, Portrix and GreenMile acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the QuestaWeb and GreenMile acquisition is deductible for tax purposes. The goodwill arising from the Portrix acquisition is not deductible for tax purposes.

Fiscal 2021 Acquisitions

On February 21, 2020, Descartes acquired all of the shares of Peoplevox Limited (“Peoplevox”), a UK-based provider of cloud-based ecommerce warehouse management solutions. The purchase price for the acquisition was approximately $24.1 million, net of cash acquired, which was funded from a combination of cash on hand and drawing on Descartes’

existing credit facility. The gross contractual amount of trade receivables acquired was $0.4 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2021 with no adjustments.

On June 10, 2020 Descartes acquired all of the shares of Cracking Logistics Limited (“Kontainers”), a UK-based provider of client-facing digital freight execution platforms. The purchase price for the acquisition was approximately $5.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $6.0 million in cash is payable if certain revenue performance targets are met by Kontainers in the two years following the acquisition. The fair value of the contingent consideration was valued at $1.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2021 with no adjustments.

On November 6, 2020, Descartes acquired all of the shares of ShipTrack Inc. (“ShipTrack”), a provider of cloud-based mobile resource management and shipment tracking solutions. The purchase price for the acquisition was approximately $19.0 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to CAD 25.0 million in cash is payable if certain revenue performance targets are met by ShipTrack in the two years following the acquisition. The fair value of the contingent consideration was valued at $2.8 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.7 million with a fair value of $1.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended October 31, 2021 with no adjustments.

The final purchase price allocations for businesses we acquired during 2021 are as follows:

	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	—	100	—	100
Contingent consideration	—	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(87)	64	(65)
	24,095	6,664	21,918	52,677
Allocated to:
Current assets, excluding cash acquired	485	469	1,853	2,807
Right-of-use assets	—	—	151	151
Current liabilities	(776)	(1,074)	(693)	(2,543)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	—	—	(151)	(151)
Deferred income tax liability	(1,615)	—	(4,012)	(5,627)
Debt	—	—	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(707)	(3,784)	(7,145)
Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	—	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,664	21,918	52,677

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships	10 years	12 years	13 years
Existing technology	6 years	5 years	6 years
Trade names	N/A	3 years	3 years
Non-compete covenants	5 years	5 years	5 years

The goodwill on the Peoplevox, Kontainers and ShipTrack acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Peoplevox, Kontainers and ShipTrack acquisitions are not deductible for tax purposes.

Fiscal 2020 Acquisitions

On February 12, 2019, Descartes acquired substantially all of the assets of the businesses run by the Management Systems Resources Inc. group of companies (collectively, “Visual Compliance”), a provider of software solutions and services to automate customs, trade and fiscal compliance processes including denied and restricted party screening processes and export licensing. The purchase price for the acquisition was approximately $248.9 million, net of cash acquired, which was funded from a combination of drawing on Descartes’ existing credit facility and issuing to the sellers 0.3 million Descartes common shares from treasury. The gross contractual amount of trade receivables acquired was $6.4 million with a fair value of $5.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $1.2 million. The purchase price was finalized in the three month period ended January 31, 2020 with no adjustments.

On May 10, 2019, Descartes acquired all the shares of Core Transport Technologies NZ Limited (“CORE”), an electronic transportation network that provides global air carriers and ground handlers with shipment scanning and tracking solutions. The purchase price for the acquisition was approximately $21.8 million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. Additional contingent consideration of up to $9.0 million in cash is payable if certain revenue performance targets are met by CORE in the two years following the acquisition. The fair value of the contingent consideration was valued at $1.5 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.4 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2020 with no adjustments.

On June 27, 2019, Descartes acquired all the shares of Tegmento AG and Contentis AG (collectively, “STEPcom”), a business-to-business supply chain integration network based in Switzerland. The purchase price for the acquisition was approximately $18.6 million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was $0.9 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended July 31, 2020 with no adjustments.

On August 20, 2019, Descartes acquired BestTransport.com, Inc. (“BestTransport”), a cloud-based transportation management system provider focused on flatbed-intensive manufacturers and distributors. The purchase price for the acquisition was approximately $11.7 million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2020 with no adjustments.

The final purchase price allocations for businesses we acquired during 2020 are as follows:

	Visual		STEP-	Best-
	Compliance	CORE	com	Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	—	—	—	9,045
Contingent consideration	—	1,450	—	—	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	—	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	—	—	—	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672
Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	—	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Visual			Best
	Compliance	CORE	STEPcom	Transport
Customer agreements and relationships	14 years	13 years	9 years	12 years
Existing technology	7 years	6 years	N/A	6 years
Trade names	5 years	8 years	3 years	3 years
Non-compete covenants	5 years	5 years	3 years	2 years

The goodwill on the Visual Compliance, CORE, STEPcom and BestTransport acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the CORE, STEPcom and BestTransport acquisitions is not deductible for tax purposes. The goodwill from the Visual Compliance acquisition is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired GreenMile, Portrix, QuestaWeb, ShipTrack, Kontainers, Peoplevox, BestTransport, STEPcom, CORE and Visual Compliance as of February 1, 2019.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of GreenMile, Portrix, QuestaWeb, ShipTrack,

Kontainers, Peoplevox, BestTransport, STEPcom, CORE and Visual Compliance occurred at February 1, 2019, or to project our results of operations for any future period.

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Revenues	429,531	369,271	354,484
Net income	85,549	48,788	30,933
Earnings per share
Basic	1.01	0.58	0.38
Diluted	0.99	0.57	0.37